Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 156,793	$ 142,704
Restricted cash	3,657	5,613
Accounts receivable, net of allowance of $27,780 (December 31, 2013 - $25,534)	409,317	371,423
Income tax recoverable	29,303	17,489
Inventories (note 7)	18,950	15,804
Prepaid expenses and other current assets	44,176	38,289
Deferred income tax (note 16)	45,623	23,938
	707,819	615,260
Other receivables	6,845	7,455
Other assets (note 8)	19,487	12,256
Fixed assets (note 9)	120,394	101,554
Deferred income tax (note 16)	83,639	102,629
Intangible assets (note 10)	197,689	177,179
Goodwill (note 11)	503,554	427,178
	931,608	828,251
	1,639,427	1,443,511
Current liabilities
Accounts payable	107,349	92,937
Accrued liabilities (note 7)	434,819	392,377
Income tax payable	15,249	18,317
Unearned revenues	23,571	20,199
Long-term debt - current (note 12)	36,396	44,785
Contingent acquisition consideration - current (note 19)	10,971	122
Deferred income tax (note 16)	1,804	1,427
	630,159	570,164
Long-term debt - non-current (note 12)	456,952	328,009
Contingent acquisition consideration (note 19)	16,165	8,618
Other liabilities	35,739	34,433
Deferred income tax (note 16)	36,205	31,165
	545,061	402,225
Redeemable non-controlling interests (note 13)	230,992	222,073
Shareholders' equity
Common shares (note 14)	310,401	300,765
Contributed surplus	46,931	37,510
Deficit	(118,242)	(123,111)
Accumulated other comprehensive earnings (loss)	(13,887)	26,757
Total Company shareholders' equity	225,203	241,921
Non-controlling interests	8,012	7,128
Total shareholders' equity	233,215	249,049
	$ 1,639,427	$ 1,443,511